Pension and Postretirement Benefit Plans - Healthcare Cost Trend Rate Assumptions (Detail) (Postretirement Plans [Member])	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Postretirement Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Healthcare cost trend rate assumed for next year	7.80%	8.00%
Rate to which the cost trend rate is assumed to decline	4.50%	4.50%
Year that the rate reaches the ultimate trend rate	2027	2027